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The J.P. Morgan Institutional Funds
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

January 11, 1999

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE: Rule 24f-2 Notice for The J.P. Morgan Institutional Funds with respect to:
         The J.P. Morgan Institutional International Bond Fund
         (Registration Statement File No. 33-54642)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within 90 days of the end of the Registrant's fiscal period of the number of Registrant's shares sold during the last fiscal period which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.       Name and address of Issuer:        The J.P. Morgan Institutional Funds
                                                     60 State Street, Suite 1300
                                                     Boston, MA 02109

2. Name of each series or class of securities for which this Form is filed leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

         The J.P. Morgan Institutional International Bond Fund

3.       Investment Company Act File Number:811-07342
         Securities Act File Number:                 33-54642

4(a).  Last day of fiscal  period for which this notice is filed:  December  15,
1998

     4(b). [] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal period, interest must be paid on the registration fee due.

     4(c). [] Check box if this is the last time the issuer will be filing this Form.




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Division of Investment Management
Securities and Exchange Commission
January 11, 1999
Page 2


5. Calculation of registration fee:

       (i)     Aggregate sale price of securities sold during
               the fiscal period pursuant to section 24(f):   $168,900

       (ii)    Aggregate price of securities redeemed or
               repurchased during the fiscal period:          $7,367,886

       (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
               payable to the Commission:                      $(5,666,018)

       (iv)    Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                   $(13,033,904)

       (v)     Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]:                     $(0)

       (vi)    Redemption  credits  available  for use in future  years -- if
               Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                $(12,865,004)

       (vii)   Multiplier for determining registration
               fee (see instruction C.8):                          x.000278

       (viii)  Registration fee due [multiply Item 5(v) by Item
               5(vii)] (enter "0" if no fee is due)            =$  (0)
                                                               ============

6. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal period (see Instruction D):+$ (0)

7.       Total of the amount of the  registration  fee due plus any interest due
         [Item 5(vii) plus Item 6]:                              =$ (0)
                                                                ============



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Division of Investment Management
Securities and Exchange Commission
January 11, 1999
Page 3



     8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

         Account Number: 0000894088

         Method of Delivery: N/A

                                    [ ]     Wire Transfer
                                    [ ]     Mail or other means


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         THE J.P. MORGAN INSTITUTIONAL FUNDS



By:      /s/ MARY JO PACE
         --------------------------------------
         Mary Jo Pace
         Vice President and Assistant Treasurer